Income Taxes - Summary of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expenses	¥ 11,445	¥ 14,096	¥ 15,865
Deferred income tax (benefit) expenses	(4,094)	6,121	(5,947)
Income tax expenses	¥ 7,351	¥ 20,217	¥ 9,918